Allowance for Loan Losses - Components of Impaired Loans Held-for-Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercial Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment	$ 860	$ 910	$ 3,873
Unpaid Principal Balance	1,034	2,787	5,348
Average Recorded Investment	900	933	4,458
Accrued Interest Income Recognized		0	19
Cash Interest Income Recognized		0	97
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	343	683	3,297
Unpaid Principal Balance, With No Related Allowance	514	2,066	4,499
Average Recorded Investment, With No Related Allowance	377	702	3,875
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	517
Unpaid Principal Balance, With No Related Allowance	520
Average Recorded Investment, With No Related Allowance	523
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance		227	147
Unpaid Principal Balance, With No Related Allowance		721	149
Average Recorded Investment, With No Related Allowance		231	161
Accrued Interest Income Recognized, With No Related Allowance		0	19
Commercial Loans [Member] | Commercial and Industrial, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			28
Unpaid Principal Balance, With No Related Allowance			50
Average Recorded Investment, With No Related Allowance			52
Commercial Loans [Member] | CRE Owner Occupied, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			32
Unpaid Principal Balance, With No Related Allowance			74
Average Recorded Investment, With No Related Allowance			136
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			140
Unpaid Principal Balance, With No Related Allowance			223
Average Recorded Investment, With No Related Allowance			181
Commercial Loans [Member] | CRE Non Owner Occupied, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			229
Unpaid Principal Balance, With No Related Allowance			352
Average Recorded Investment, With No Related Allowance			53
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment	2,241	2,159	14,118
Unpaid Principal Balance	2,597	2,297	18,884
Average Recorded Investment	2,352	2,191	12,836
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	2,084	1,970	4,852
Unpaid Principal Balance, With No Related Allowance	2,422	2,100	5,587
Average Recorded Investment, With No Related Allowance	2,193	1,999	4,513
Cash Interest Income Recognized, With No Related Allowance			97
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	72	88	1,347
Unpaid Principal Balance, With No Related Allowance	86	96	1,863
Average Recorded Investment, With No Related Allowance	74	91	1,385
Consumer Loans [Member] | Other [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance	85	101	150
Unpaid Principal Balance, With No Related Allowance	89	101	348
Average Recorded Investment, With No Related Allowance	$ 85	$ 101	138
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			405
Unpaid Principal Balance, With No Related Allowance			456
Average Recorded Investment, With No Related Allowance			420
Consumer Loans [Member] | Residential Real Estate Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			3,478
Unpaid Principal Balance, With No Related Allowance			4,984
Average Recorded Investment, With No Related Allowance			1,365
Consumer Loans [Member] | Home Equity Lines of Credit, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			619
Unpaid Principal Balance, With No Related Allowance			903
Average Recorded Investment, With No Related Allowance			1,282
Consumer Loans [Member] | Home Equity Term Loans, Held-For-Sale [Member]
Financing Receivable Impaired [Line Items]
Recorded Investment, With No Related Allowance			3,266
Unpaid Principal Balance, With No Related Allowance			4,743
Average Recorded Investment, With No Related Allowance			$ 3,735